Participant
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Selected Value Fund Participant) Vanguard Selected Value Fund	Vanguard Selected Value Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Selected Value Fund Participant) Vanguard Selected Value Fund	Vanguard Selected Value Fund - Investor Shares
Management Fees	0.42%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.44%

Expense Example, No Redemption (Vanguard Selected Value Fund Participant) Vanguard Selected Value Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Selected Value Fund - Investor Shares	45	141	246	555

Retail
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Selected Value Fund Retail) Vanguard Selected Value Fund (USD $)	Vanguard Selected Value Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Selected Value Fund Retail) Vanguard Selected Value Fund	Vanguard Selected Value Fund - Investor Shares
Management Fees	0.42%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.44%

Expense Example, No Redemption (Vanguard Selected Value Fund Retail) Vanguard Selected Value Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Selected Value Fund - Investor Shares	45	141	246	555